Digital Assets and Digital Assets Receivables (Details) $ in Thousands, $ in Millions	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USN ($)
Digital Assets and Digital Assets Receivables [Line Items]
Percentage of digital assets	5.00%
Reconciliation of digital assets	$ 1,000
Ordinary operating activities	314,700
Disposition of digital assets to settle operating obligations	357,600
Premium on put option transactions	6,400
Cumulative realized losses	19,200	$ 19,200
Cumulative realized gains	200	200
Cumulative unrealized losses	9,400	9,400
Cumulative unrealized gains	19,200	$ 19,200
Pledged amount	162,200
Fair value of digital assets receivables	162,200
Principal amount of digital assets – receivables	162,400
Embedded derivative liability	$ 200
USDT [Member]
Digital Assets and Digital Assets Receivables [Line Items]
Pledged amount			$ 162.4